Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2019		Sep. 30, 2018		Sep. 30, 2017
Statement of Comprehensive Income [Abstract]
Net income		$ 479,446	[1]	$ 354,396	[1]	$ 436,826
Other comprehensive income (loss), net of tax
Net change in fair value of cash flow hedges	[2]	30,553		(51,116)		11,994
Net change in fair value of available-for-sale securities	[3]	1,592		(1,182)		(978)
Net actuarial (loss) gain on defined benefit plan	[4]	(1,961)		777		1,679
Other comprehensive income (loss), net of tax		30,184		(51,521)		12,695
Comprehensive income		$ 509,630		$ 302,875		$ 449,521

[1]	In fiscal years 2019 and 2018, all of the Company's net income is attributable to Amdocs Limited as the net income attributable to the Non-controlling interests is negligible.
[2]	Net of tax (expense) benefit of $(2,458), $4,482 and $651 for the fiscal years ended September 30, 2019, 2018 and 2017, respectively.
[3]	Net of tax benefit (expense) of $0, $9 and $(4) for the fiscal years ended September 30, 2019, 2018 and 2017, respectively.
[4]	Net of tax benefit (expense) of $1,080, $(254) and $(697) for the fiscal years ended September 30, 2019, 2018 and 2017, respectively.